Mortgage Servicing Rights (Schedule of Sensitivity Analysis of Fair Value) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) $ / loan	Dec. 31, 2015 USD ($) $ / loan	Dec. 31, 2014 USD ($)
Servicing Assets at Fair Value [Line Items]
Option adjusted spread, Actual (percent)		8.24%	8.88%
Option adjusted spread, Fair value due to 10% adverse change		$ 287,000,000	$ 250,000,000
Option adjusted spread, Fair value due to 20% adverse change		$ 279,000,000	$ 243,000,000
Constant prepayment rate, Actual (percent)		12.63%	14.98%
Constant prepayment rate, Fair value due to 10% adverse change		$ 285,000,000	$ 253,000,000
Constant prepayment rate, Fair value due to 20% adverse change		275,000,000	245,000,000
Weighted average cost to service per loan, Actual		71.86	74.49
Weighted average cost to service per loan, Fair value due to 10% adverse change		292,000,000	258,000,000
Weighted average cost to service per loan, Fair value due to 20% adverse change		$ 288,000,000	$ 255,000,000
Mortgage servicing rights
Servicing Assets at Fair Value [Line Items]
Option adjusted spread, Actual (percent)	8.37%	8.24%
Option adjusted spread, Fair value due to 10% adverse change	$ 293,000,000	$ 287,000,000
Option adjusted spread, Fair value due to 20% adverse change	$ 285,000,000	$ 279,000,000
Constant prepayment rate, Actual (percent)	16.38%	12.63%
Constant prepayment rate, Fair value due to 10% adverse change	$ 287,000,000	$ 285,000,000
Constant prepayment rate, Fair value due to 20% adverse change	274,000,000	275,000,000
Weighted average cost to service per loan, Fair value due to 10% adverse change	297,000,000	292,000,000
Weighted average cost to service per loan, Fair value due to 20% adverse change	$ 293,000,000	$ 288,000,000
Sensitivity Analysis of Fair Value, Transferor's Interests in Transferred Financial Assets, Impact of Other than 10 or 20 Percent Adverse Change in Other Assumption, Per Loan | $ / loan	70.99	71.86